Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
The following table provides a reconciliation of income tax expense (recovery):

In millions	Year ended December 31,	2019	2018	2017
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$814	$852	$763
Income tax expense (recovery) resulting from:
Provincial and foreign income taxes (1)		551	535	536
Deferred income tax adjustments due to rate enactments (2)		(112)	—	(1,706)
Gain on disposals (3)		(6)	(51)	(3)
Other (4)		(34)	18	15
Income tax expense (recovery)		$1,213	$1,354	$(395)
Net cash payments for income taxes		$822	$776	$712
(1)    Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)    Includes the net deferred income tax recovery resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.
(3)    Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company's properties in Canada.
(4)
Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits, and other items.

Tax information on a domestic and foreign basis
The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2019	2018	2017
Income before income taxes
Domestic		$4,162	$4,400	$3,964
Foreign		1,267	1,282	1,125
Total income before income taxes		$5,429	$5,682	$5,089
Current income tax expense
Domestic		$608	$818	$758
Foreign		36	9	42
Total current income tax expense		$644	$827	$800
Deferred income tax expense (recovery)
Domestic		$423	$419	$349
Foreign		146	108	(1,544)
Total deferred income tax expense (recovery)		$569	$527	$(1,195)

Significant components of deferred income tax assets and liabilities
The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2019	2018
Deferred income tax assets
Net operating losses and tax credit carryforwards (1)		$234	$20
Pension liability		137	128
Lease liabilities		127	—
Personal injury and other claims		61	65
Other postretirement benefits liability		59	70
Compensation reserves		51	74
Unrealized foreign exchange losses		—	50
Other		69	61
Total deferred income tax assets		$738	$468
Deferred income tax liabilities
Properties		$8,222	$7,672
Operating lease right-of-use assets		131	—
Pension asset		88	120
Unrealized foreign exchange gains		15	—
Other		126	156
Total deferred income tax liabilities		$8,582	$7,948
Total net deferred income tax liability		$7,844	$7,480
Total net deferred income tax liability
Domestic		$4,184	$3,808
Foreign		3,660	3,672
Total net deferred income tax liability		$7,844	$7,480
(1)
At December 31, 2019, the Company has $937 million net operating loss carryforwards for U.S. federal income tax purposes that arose in 2019, over an indefinite period. The utilization of those U.S. federal net operating loss carryforwards is limited to 80% of taxable income in any given year, as prescribed under the provisions of the U.S. Tax Reform. In addition, the Company has net operating loss carryforwards of $177 million for U.S. state tax purposes, which are available to offset future U.S. state taxable income between the years 2020 and 2039.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2019	2018	2017
Gross unrecognized tax benefits at beginning of year		$74	$74	$61
Increases for:
Tax positions related to the current year		5	12	13
Tax positions related to prior years		—	2	2
Decreases for:
Tax positions related to prior years		(17)	(13)	—
Settlements		—	(1)	(1)
Lapse of the applicable statute of limitations		—	—	(1)
Gross unrecognized tax benefits at end of year		62	74	74
Adjustments to reflect tax treaties and other arrangements		(2)	(5)	(5)
Net unrecognized tax benefits at end of year		$60	$69	$69